Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses by nature	Expenses by nature

	2023	2022	2021

Personnel expenses (Note 20.3)	2,731,089	2,508,567	1,489,245
Transaction and client services costs(a)	1,279,366	1,069,082	810,219
Depreciation and amortization (Note 10.4)	878,181	800,326	507,369
Marketing expenses and sales commissions(b)	772,910	632,137	420,818
Third party services	261,281	332,081	305,517
Mark-to-market on equity securities designated at FVPL (Note 6.3(b))	(30,574)	853,056	1,264,213
Other	188,288	262,658	192,439
Total	6,080,541	6,457,907	4,989,820

(a)Transaction and client services costs include card transaction capturing services, card transaction and settlement processing services, logistics costs, payment scheme fees, cloud services and other costs.
(b)Marketing expenses and sales commissions relate to marketing and advertising expenses, and commissions paid to sales related partnerships.